Debt - Additional Information (Detail) R$ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2018 BRL (R$)	Jul. 31, 2018 BRL (R$)	Oct. 31, 2017 BRL (R$)	Dec. 31, 2018 BRL (R$) Installments	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Jul. 03, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Trade accounts receivables					R$ 113,168	$ 42,275	R$ 163,807
Long-term debt					R$ 285,971	59,069	228,879
Borrowings fees				R$ 1,682
Debt, weighted average interest rate				9.55%	9.87%
FINEP [member]
Disclosure of detailed information about borrowings [line items]
Financing grace period				24 months
Long-term debt								R$ 79,667
Number of installments | Installments				85
First tranche of borrowing received			R$ 25,800
Nonconvertible notes - (Debentures) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt					R$ 84,202	16,605	64,340
NS2 Com Internet Ltda [member] | Credit card operations [member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivables					R$ 87,418	$ 20,703	R$ 80,220
NS2 Com Internet Ltda [member] | Banco do Brasil S.A. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		R$ 96,200
Borrowings, interest rate basis		Principal and interest on the loan are payable on a monthly basis, and the maturity, after renegotiation, changed from August 2020 to July 2021, with a 12-monthgrace-period (only principal), and the Company paid a debt renegotiation fee over the renegotiated value.
Borrowings, maturity date		Jul. 31, 2021
Financing grace period		12 months
NS2 Com Internet Ltda [member] | Banco Bradesco S.A. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		R$ 46,100
Borrowings, interest rate basis		Principal and interest on the loan are payable on a monthly basis, and the maturity, after renegotiation, changed from September 2020 to July 2021, with a 12-month grace-period (only principal), and the Company paid a debt renegotiation fee over the renegotiated value.
Borrowings, maturity date		Jul. 31, 2021
Financing grace period		12 months
NS2 Com Internet Ltda [member] | Nonconvertible notes - (Debentures) [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	R$ 66,100
Borrowings, interest rate basis	Principal and interest on the loan are payable on a quarterly basis, and the maturity, after renegotiation, changed from March 2020 to September 2021, with a 12-monthgrace-period (only principal), and the Company paid a debt renegotiation fee over the renegotiated value.
Borrowings, maturity date	Sep. 30, 2021